RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Schedule of Allowance for Credit Losses for Trade Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for expected credit losses to grower advances at beginning of period	$ (22,064)	$ (10,122)
Acquisitions		(13,581)
Additional provisions in the period	(10,954)	(2,783)
Recoveries of amounts previously reserved	7,477	2,114
Write-offs	2,969	1,776
Disposals	36	216
Balance sheet reclassifications	2,256	(389)
Foreign exchange impact	1,150	705
Allowance for expected credit losses to grower advances at end of period	$ (19,130)	$ (22,064)